Property, Plant and Equipment, Net of Accumulated Depreciation - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 12,607	$ 12,853
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(981)	(568)
Property, plant and equipment, net of accumulated depreciation	12,601	12,844
LNG terminal and interconnecting pipeline facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,222	10,176
LNG site and related costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	294	276
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	66	2,960
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23	22
Accumulated depreciation	(17)	(13)
Property, plant and equipment, net of accumulated depreciation	$ 6	$ 9